GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 16.73%
$ 1,750,000	Allegro VII Ltd(a)(b) Series 2018-1A Class A 1.38%, 06/13/2031 3-mo. LIBOR + 1.10%	$ 1,700,267
1,100,000	Bain Capital Credit(a)(b) Series 2018-1A Class A1 1.22%, 04/23/2031 3-mo. LIBOR + 0.96%	1,074,117
1,000,000	CarVal II Ltd(a)(b) Series 2019-1A Class AN 1.75%, 04/20/2032 3-mo. LIBOR + 1.48%	989,837
725,000	Chase Issuance Trust Series 2020-A1 Class A1 1.53%, 01/15/2025	746,395
	CIFC Funding Ltd(a)(b)
	Series 2017-1A Class AR
600,000	1.28%, 04/23/2029 3-mo. LIBOR + 1.01%	594,083
	Series 2017-3A Class A1
650,000	1.49%, 07/20/2030 3-mo. LIBOR + 1.22%	640,840
	Series 2017-5A Class A1
600,000	1.45%, 11/16/2030 3-mo. LIBOR + 1.18%	590,739
1,600,000	Dryden 36 Senior Loan Fund(a)(b) Series 2014-36A Class AR2 1.56%, 04/15/2029 3-mo. LIBOR + 1.28%	1,593,227
490,000	Dryden 55 Ltd(a)(b) Series 2018-55A Class A1 1.30%, 04/15/2031 3-mo. LIBOR + 1.02%	480,318
268,887	Educational Funding of the South Inc(b) Series 2011-1 Class A2 0.89%, 04/25/2035 3-mo. LIBOR + 0.65%	265,713
1,000,000	Elmwood IV Ltd(a)(b) Series 2020-1A Class A 2.42%, 04/15/2033 3-mo. LIBOR + 1.24%	983,149
500,000	Ford Credit Auto Owner Trust(a) Series 2017-1 Class A 2.62%, 08/15/2028	515,282
500,000	Golden Credit Card Trust(a)(b) Series 2017-4A Class A 0.69%, 07/15/2024 1-mo. LIBOR + 0.52%	500,421
	Halsey Point Ltd(a)(b)
	Series 2019-1A Class A1A1
1,050,000	1.62%, 01/20/2033 3-mo. LIBOR + 1.35%	1,034,233
	Series 2020-2A Class A1
700,000	2.00%, 07/20/2031 3-mo. LIBOR + 1.86%	701,640
550,000	ICG US Ltd(a)(b) Series 2018-3A Class A1 1.51%, 01/24/2032 3-mo. LIBOR + 1.25%	536,505
Principal Amount		Fair Value
Non-Agency — (continued)
$ 600,000	Jamestown XV Ltd(a)(b) Series 2020-15A Class A 2.10%, 04/15/2033 3-mo. LIBOR + 1.34%	$ 589,481
1,000,000	Kayne III Ltd(a)(b) Series 2019-3A Class A 1.76%, 04/15/2032 3-mo. LIBOR + 1.48%	994,408
1,000,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 1.03%, 04/15/2029 3-mo. LIBOR + 0.75%	982,149
600,000	Marble Point XVII Ltd(a)(b) Series 2020-1A Class A 1.57%, 04/20/2033 3-mo. LIBOR + 1.30%	587,293
2,000,000	Master Credit Card Trust II(a) Series 2020-1A Class A 1.99%, 09/21/2024	2,073,132
1,000,000	Midocean Credit VIII(a)(b) Series 2018-8A Class A1 1.53%, 02/20/2031 3-mo. LIBOR + 1.15%	978,928
300,000	Nassau Ltd(a)(b) Series 2019-IA Class ANA 1.79%, 04/15/2031 3-mo. LIBOR + 1.51%	290,099
	Nelnet Student Loan Trust(a)(b)
	Series 2014-3A Class A
900,210	0.75%, 06/25/2041 1-mo. LIBOR + 0.58%	865,851
	Series 2016-1A Class A
120,601	0.97%, 09/25/2065 1-mo. LIBOR + 0.80%	119,361
400,000	NetApp Inc Series 2020-1A Class A2 1.88%, 06/22/2025	400,333
600,000	Newark BSL 1 Ltd(a)(b) Series 2016-1A Class A1R 1.34%, 12/21/2029 3-mo. LIBOR + 1.10%	591,045
1,100,000	Nissan Master Owner Trust Receivables(b) Series 2019-A Class A 0.73%, 02/15/2024 1-mo. LIBOR + 0.56%	1,099,341
600,000	OHA Credit Funding 5 Ltd(a)(b) Series 2020-5A Class A2A 2.76%, 04/18/2033 3-mo. LIBOR + 1.45%	595,232
600,000	OHA Loan Funding Ltd(a)(b) Series 2016-1A Class AR 1.53%, 01/20/2033 3-mo. LIBOR + 1.26%	587,842
600,000	Parallel Ltd(a)(b) Series 2017-1A Class A1R 1.30%, 07/20/2029 3-mo. LIBOR + 1.03%	589,456
193,723	SLC Student Loan Trust(b) Series 2010-1 Class A 1.23%, 11/25/2042 3-mo. LIBOR + 0.88%	193,141

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,300,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 1.34%, 07/26/2031 3-mo. LIBOR + 1.10%	$ 1,257,762
1,000,000	Sound Point XXIII(a)(b) Series 2019-2A Class A1 1.68%, 04/15/2032 3-mo. LIBOR + 1.40%	985,075
444,793	South Carolina Student Loan Corp(b) Series 2014-1 Class A1 0.91%, 05/01/2030 1-mo. LIBOR + 0.75%	441,578
500,000	TCW Ltd(a)(b) Series 2020-1A Class C 5.06%, 04/20/2028 3-mo. LIBOR + 4.30%	501,893
1,000,000	TICP XIV Ltd(a)(b) Series 2019-14A Class A1A 1.61%, 10/20/2032 3-mo. LIBOR + 1.34%	990,361
675,000	Venture 39 Ltd(a)(b) Series 2020-39A Class A1 2.02%, 04/15/2033 3-mo. LIBOR + 1.28%	657,128
600,000	Voya Ltd(a)(b) Series 2018-1A Class A1 1.22%, 04/19/2031 3-mo. LIBOR + 0.95%	582,034
300,000	Zais 15 Ltd(a)(b) Series 2020-15A Class A1 2.92%, 07/28/2030 3-mo. LIBOR + 2.56%	302,242
TOTAL ASSET-BACKED SECURITIES — 16.73% (Cost $30,431,001)		$30,201,931
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.64%
1,200,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 1.21%, 12/15/2036 1-mo. LIBOR + 1.03%	1,153,340
U.S. Government Agency — 6.73%
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(b)
	Series 3208 Class FB
301,071	0.57%, 08/15/2036 1-mo. LIBOR + 0.40%	301,550
	Series 3208 Class FD
734,481	0.57%, 08/15/2036 1-mo. LIBOR + 0.40%	735,434
	Series 3208 Class FG
714,630	0.57%, 08/15/2036 1-mo. LIBOR + 0.40%	715,558
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 4203 Class QF
$ 297,633	0.42%, 05/15/2043 1-mo. LIBOR + 0.25%	$ 296,865
	Series 4821 Class FA
1,308,651	0.47%, 07/15/2048 1-mo. LIBOR + 0.30%	1,304,143
	Series 4936 Class FL
955,753	0.67%, 12/25/2049 1-mo. LIBOR + 0.50%	961,025
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2010-39 Class FE
530,926	0.94%, 06/25/2037 1-mo. LIBOR + 0.77%	539,261
	Series 2018-39 Class FG
425,060	0.42%, 11/25/2033 1-mo. LIBOR + 0.25%	423,091
	Series 2018-60 Class FK
1,648,997	0.47%, 08/25/2048 1-mo. LIBOR + 0.30%	1,645,541
	Series 2018-72 Class FB
1,480,487	0.52%, 10/25/2058 1-mo. LIBOR + 0.35%	1,475,746
	Series 2019-41 Class FM
1,552,369	0.62%, 08/25/2049 1-mo. LIBOR + 0.45%	1,553,929
	Government National Mortgage Association(b)
	Series 2010-53 Class FC
456,863	1.01%, 04/20/2040 1-mo. LIBOR + 0.82%	463,065
	Series 2011-117 Class FJ
1,153,462	1.06%, 08/20/2041 1-mo. LIBOR + 0.87%	1,174,275
	Series 2012-12 Class HF
568,345	0.59%, 01/20/2042 1-mo. LIBOR + 0.40%	568,336
		12,157,819
TOTAL MORTGAGE-BACKED SECURITIES — 7.37% (Cost $13,287,061)		$13,311,159
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
300,000	0.13%, 01/15/2022	345,732
3,800,000	0.13%, 07/15/2022	4,353,723
5,700,000	0.13%, 01/15/2023	6,544,659
2,600,000	0.63%, 04/15/2023	2,804,996
6,600,000	0.13%, 07/15/2024	7,537,010
12,500,000	0.13%, 10/15/2024	13,255,477
6,300,000	0.13%, 04/15/2025	6,649,771
9,910,000	0.63%, 01/15/2026	11,772,539
9,240,000	0.13%, 07/15/2026	10,701,837
8,510,000	0.38%, 01/15/2027	9,933,470
12,190,000	0.38%, 07/15/2027	14,190,395

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 3,370,000	0.50%, 01/15/2028	$ 3,924,365
12,470,000	0.75%, 07/15/2028	14,649,897
9,000,000	0.88%, 01/15/2029	10,673,108
1,300,000	0.25%, 07/15/2029	1,457,936
2,800,000	2.13%, 02/15/2040	5,155,236
400,000	1.38%, 02/15/2044	639,271
4,110,000	United States Treasury Note/Bond 2.38%, 03/15/2022	4,258,987
TOTAL U.S. TREASURY BONDS AND NOTES — 71.38% (Cost $121,068,957)		$128,848,409
TOTAL INVESTMENTS — 95.48% (Cost $164,787,019)		$172,361,499
OTHER ASSETS & LIABILITIES, NET — 4.52%		$8,161,057
TOTAL NET ASSETS — 100.00%		$180,522,556
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 31, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At July 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Eurodollar Interest Rate Long Futures	18	USD	4,488,525	December 2020	$3,375
Eurodollar Interest Rate Long Futures	7	USD	1,746,938	March 2021	29,138
Eurodollar Interest Rate Long Futures	7	USD	1,747,288	June 2021	29,925
Eurodollar Interest Rate Long Futures	7	USD	1,747,375	September 2021	30,275
Eurodollar Interest Rate Long Futures	18	USD	4,490,100	September 2020	3,600
U.S. 10 Year Treasury Note Short Futures	38	USD	5,322,969	September 2020	(51,651)
U.S. 10 Year Treasury Ultra Long Futures	36	USD	5,733,000	September 2020	87,185
U.S. 2 Year Treasury Note Long Futures	65	USD	14,363,984	September 2020	13,463
U.S. 5 Year Treasury Note Long Futures	129	USD	16,270,125	September 2020	89,353
U.S. Long Bond Short Futures	7	USD	1,275,969	September 2020	(38,412)
U.S. Ultra Bond Short Futures	8	USD	1,821,500	September 2020	(78,390)
				Net Appreciation	$117,861
See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
At July 31, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
1-mo. LIBOR	3-mo. LIBOR	5,400,000	July 25, 2024	$(20,819)	Quarterly
0.98%	3-mo. LIBOR	3,120,000	May 21, 2030	29,481	Quarterly
3-mo. LIBOR	1.16%	3,270,000	May 21, 2035	(29,354)	Quarterly
3-mo. LIBOR	0.86%	1,880,000	April 9, 2045	1,307	Quarterly
3-mo. LIBOR	0.85%	1,940,000	April 10, 2050	1,695	Quarterly
			Net Depreciation	$(17,690)
At July 31, 2020, the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
CPI	1.77%	8,800,000	February 01, 2022	(83,511)	At Maturity
CPI	1.51%	6,600,000	February 20, 2022	(79,782)	At Maturity
CPI	1.83%	11,100,000	February 01, 2023	(168,330)	At Maturity
CPI	1.09%	7,000,000	June 12, 2023	50,317	At Maturity
CPI	1.64%	3,100,000	February 20, 2024	(52,875)	At Maturity
CPI	1.77%	2,500,000	August 05, 2024	(47,106)	At Maturity
			Net Depreciation	$(381,287)
Counterparty Abbreviations:
CPI	Consumer Price Index
Currency Abbreviations:
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

July 31, 2020

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2020, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 241 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they

July 31, 2020

entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $23,085,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $33,945,000 in inflation swaps for the reporting period.

July 31, 2020